Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Mar. 27, 2013
Document Effective Date	Apr. 01, 2013
Prospectus Date	Apr. 01, 2013
Global Stock Fund | Global Stock Fund | Class A
Risk/Return:
Trading Symbol	DGLAX
Global Stock Fund | Global Stock Fund | Class C
Risk/Return:
Trading Symbol	DGLCX
Global Stock Fund | Global Stock Fund | Class I
Risk/Return:
Trading Symbol	DGLRX
International Stock Fund | International Stock Fund | Class A
Risk/Return:
Trading Symbol	DISAX
International Stock Fund | International Stock Fund | Class C
Risk/Return:
Trading Symbol	DISCX
International Stock Fund | International Stock Fund | Class I
Risk/Return:
Trading Symbol	DISRX
Dreyfus U.S. Equity Fund | Dreyfus U.S. Equity Fund | Class A
Risk/Return:
Trading Symbol	DPUAX
Dreyfus U.S. Equity Fund | Dreyfus U.S. Equity Fund | Class C
Risk/Return:
Trading Symbol	DPUCX
Dreyfus U.S. Equity Fund | Dreyfus U.S. Equity Fund | Class I
Risk/Return:
Trading Symbol	DPUIX
Dreyfus Select Managers Small Cap Value Fund | Dreyfus Select Managers Small Cap Value Fund | Class A
Risk/Return:
Trading Symbol	DMVAX
Dreyfus Select Managers Small Cap Value Fund | Dreyfus Select Managers Small Cap Value Fund | Class C
Risk/Return:
Trading Symbol	DMECX
Dreyfus Select Managers Small Cap Value Fund | Dreyfus Select Managers Small Cap Value Fund | Class I
Risk/Return:
Trading Symbol	DMVIX